Note 10. Financial Instruments	6 Months Ended
Jun. 30, 2011
Fair Value Disclosures [Text Block]
(10)	Financial Instruments

The estimated fair value of financial instruments has been determined by the Company using available market information. As of June 30, 2011 and December 31, 2010, except for long-term debt obligations, the carrying amounts of all financial instruments approximate their fair values due to their short maturities.

The carrying values and fair values of our long-term debt are as follows (in thousands)

	June 30, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
2019 Senior Notes	$275,000	$272,250	-	-
2012 Senior Notes	-	-	150,000	153,000
2015 Convertible Senior Notes, (excludes discount )	172,500	190,871	172,500	210,880
2018 Convertible Senior Notes, (excludes discount)	230,000	222,364	-	-

The fair value of our senior notes and convertible senior notes are based on available market data at the date presented.  The carrying value of the convertible senior notes reflected in long-term debt in the table above reflects the full face amount and have been adjusted in the Consolidated Balance Sheets for a discount related to the convertible feature (note 4).